Share Capital and Employee Compensation Plans - Additional Information (Details) right in Millions, $ in Millions		12 Months Ended
	Feb. 22, 2019 shares right	Dec. 31, 2023 USD ($) shares right	Dec. 31, 2023 shares right $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $		$ 5.5		$ 3.9
Granted (shares)		167,100		191,600
Number of common share option exercised (shares)				79,500
Number of shares issued in lieu of directors fees (shares)		109,000.0		14,700
Directors' fees | $		$ 1.6		$ 0.3
Number of shares authorised (shares)		800,000,000	800,000,000
CVRs | Tahoe Resources, Inc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of CVRs issued | right	313.9
CVR, expiration term	10 years
Number of shares issued (shares)	15,600,000	15,600,000	15,600,000
Number of CVRs outstanding | right		313.9	313.9
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $		$ 1.5
Performance period		3 years
Vesting period		3 years
Granted (shares)		534,900		150,500
Share price (CAD per share) | $ / shares			$ 20.21		$ 21.16
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $		$ 2.9		$ 1.5
Performance period		3 years
Vesting period		3 years
Granted (shares)		516,200		341,100
RSUs | First anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)		33.30%
RSUs | Second anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)		33.30%
RSUs | Third anniversary of grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)		33.30%